Taxes on Income - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Tax loss carryforward	[1]	$ 22,489	$ 20,107
Research and development		661	580
Employee and payroll accrued expenses		32	33
Operating lease liabilities		212	128
Other		539	166
Total gross deferred tax assets		23,933	21,014
Deferred tax liabilities:
Operating lease assets		207	128
Total deferred tax assets, net		23,726	20,886
Less – valuation allowance		(23,726)	(20,886)
Net deferred tax assets

[1]	Including capital loss carried forward.